Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (680,457)	$ 20,629	$ 24,249	$ (42,037)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization expense	9,379	52,000	58,117	58,025
Interest and payment-in-kind on preferred shares	944	0	0	0
Share-based compensation	4,821	156	0	0
Share-based compensation - Founders advisory fees - related party (equity settled)	287,200	0	0	0
Deferred income taxes	(670)	(11,244)	(2,684)	(22,188)
Amortization of deferred financing costs	224	14,592	3,471	3,555
Amortization of acquisition related inventory step-up	2,948	0	0	0
Loss on contingent earn-out	198	2,965	0	0
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	28,983	(24,846)	6,094	(9,566)
Inventories	(13,259)	(10,201)	11,170	(10,146)
Income tax receivable	(8,887)	11,601	(4,929)	(4,829)
Prepaid expenses and current other assets	(5,230)	(9,426)	(9,948)	10,755
Other assets	54	884	479	33
Accounts payable	8,194	10,108	(9,608)	3,901
Deferred revenue	332	(149)	0	0
Accrued expenses and other current liabilities	338	7,380	(6,503)	11,628
Share-based compensation - Founders advisory fees - related party (equity settled)	365,789	0	0	0
Other liabilities	3,458	3,542	918	564
Net cash provided by (used in) operating activities	4,359	67,991	70,826	(305)
Cash flows from investing activities:
Acquisition of SK Invictus, net of cash acquired	(1,209,155)	0	0	0
Purchase of property and equipment	(1,468)	(8,282)	(7,497)	(8,859)
Purchase of businesses, net of cash acquired	0	(7,464)	(1,970)	(16,314)
Net cash used in investing activities	(1,210,623)	(15,746)	(9,467)	(25,173)
Cash flows from financing activities:
Sale of PSSA Ordinary Shares issued to Director Subscribers	2,000	0	0	0
Shareholders' capital distributions	0	(60,000)	0	(12,360)
Proceeds from revolving credit facility	40,000	19,500	72,100	83,300
Repayments of revolving credit facility	(40,000)	(19,500)	(97,100)	(60,300)
Proceeds from issuance of long-term debt	0	0	0	16,000
Repayments of long-term debt	(696,971)	(4,210)	(20,610)	(5,610)
Payment of debt issue costs	(2,250)	0	0	0
Net cash (used in) provided by financing activities	(697,221)	(64,210)	(45,610)	21,030
Effect of foreign currency on cash and cash equivalents	(738)	435	(3,093)	(1,689)
Net change in cash and cash equivalents	(1,904,223)	(11,530)	12,656	(6,137)
Cash and cash equivalents, beginning of period	10,948	22,478	9,822	15,959
Cash and cash equivalents, end of period	225,554	10,948	22,478	9,822
Supplemental disclosures of cash flow information:
Cash paid for interest	174	24,559	45,441	44,746
Cash paid for income taxes	4,517	7,092	19,336	8,166
Non-cash investing and financing activities:
Redeemable preferred shares issued as consideration for business combination	100,000	0	0	0
Management Subscribers rollover contribution	11,048	0	0	0
Receipt of common shares as a shareholder contribution	0	0	0	2,500
Equity consideration in connection with purchase of a business		0	$ 0	$ (2,500)
Business Combination Successor Entity
Cash flows from financing activities:
Cash and cash equivalents, beginning of period	$ 2,129,777
Cash and cash equivalents, end of period		$ 2,129,777